FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2025 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Notes 8A and 19)	$—	$18,690	$—	$18,690
Equity securities (FVOCI) (Note 10)	1,348,545	74,954	—	1,423,499
Share purchase warrants (FVPL) (Note 10)	—	84,753	—	84,753
Fair value of derivative financial instruments (Note 21)	—	34,428	—	34,428
Total financial assets	$1,348,545	$212,825	$—	$1,561,370
Financial liabilities:
Fair value of derivative financial instruments (Note 21)	—	5,676	—	5,676
Total financial liabilities	$—	$5,676	$—	$5,676

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2024 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Notes 8A and 19)	$—	$7,646	$—	$7,646
Equity securities (FVOCI) (Note 10)	526,726	32,439	—	559,165
Share purchase warrants (FVPL) (Note 10)	—	53,724	—	53,724
Fair value of derivative financial instruments (Note 21)	—	1,348	—	1,348
Total financial assets	$526,726	$95,157	$—	$621,883
Financial liabilities:
Fair value of derivative financial instruments (Note 21)	—	100,182	—	100,182
Total financial liabilities	—	$100,182	—	$100,182